Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Schedule of changes in warrant liability measured at fair value using unobservable inputs	The tables below reflect the movement of the warrant liability for the year ended December 31, 2021:

	January 1, 2021 RMB	Addition RMB	Change in fair value included in losses RMB	Foreign exchange translation RMB	Settlement (Note 18) RMB	December 31, 2021 RMB
Liabilities
Warrant liabilities	80,270	—	111,299	—	(191,569)	—

Schedule of warrants are remeasured utilizing key assumptions

	As of December 31,
	2022	2023
Risk-free rate of return (%)	3.99%	3.93%
Volatility	6.99%	29.50%
Expected dividend yield	0.0%	0.0%
Expected term	5.0 years	4.0 years
Fair value of the underlying ordinary shares	US$7.99 (equivalent to RMB55.11)	US$3.16 (equivalent to RMB22.44)

Schedule of movement of ECARX warrants
The table below reflects the movement of ECARX Warrants for the years ended December 31, 2022 and 2023:

	January 1, 2022 RMB	Addition RMB	Loss/(gain) due to change in fair value RMB	Foreign exchange translation RMB	Settlement RMB	December 31, 2022 RMB
Liabilities
ECARX Public Warrants	—	8,277	1,991	78	—	10,346
ECARX Private Warrants	—	4,895	1,254	49	—	6,198
Total	—	13,172	3,245	127	—	16,544

	January 1, 2023 RMB	Addition RMB	Loss/(gain) due to change in fair value RMB	Foreign exchange translation RMB	Settlement RMB	December 31, 2023 RMB
Liabilities
ECARX Public Warrants	10,346	—	(7,349)	198	—	3,195
ECARX Private Warrants	6,198	—	(4,370)	118	—	1,946
Total	16,544	—	(11,719)	316	—	5,141